SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expense	$ 1,364,150	$ 126,140	$ 181,967
Deferred income tax benefits	(14,829,357)	(2,495,899)	(1,382,822)
Total income tax benefits	$ (13,465,207)	$ (2,369,759)	$ (1,200,855)